Short-term Investments (Tables)	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
Summary of Short Term Investments
Short-term investments as of December 31, 2024 and 2025 consisted of the following:

	As of December 31, 2024
	Cost	Gross unrealized gains	Gross unrealized losses	Foreign currency exchange gains	Fair value carrying amount
	RMB	RMB	RMB	RMB	RMB
Wealth management products	503,733	4,885	—	5,065	513,683

	As of December 31, 2025
	Cost	Gross unrealized gains	Gross unrealized losses	Foreign currency exchange losses	Fair value carrying amount
	RMB	RMB	RMB	RMB	RMB
Wealth management products	824,564	36,290	—	(17,622)	843,232